Filed pursuant to Rule 497(a)

File No. 333-225462

Rule 482 AD

Oxford Lane Capital Corp. Investor Presentation Quarter Ended March 31, 2019

Disclaimer These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. (“Oxford Lane”, “OXLC” or the “Fund”). These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Fund’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXLC makes no representation or warranty with respect to this information. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund’s expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments. This presentation contains non-GAAP financial information. OXLC’s management uses this information in its internal analysis of results and believes that this information may be informative to investors in gauging the quality of OXLC’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. See “Appendix – Reconciliation of Core Net Investment Income” in this presentation for more information. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law.

Financial Highlights (FYE March 31, $per share) 1 Q4-19 Q3-19 Q2-19 Q1-19 Q4-18 GAAP net investment income $0.34 $0.33 $0.35 $0.39 $0.40 GAAP realized (losses) gains $(0.13) $0.01 $0.03 $0.03 $0.04 GAAP unrealized appreciation (depreciation) $0.62 $(2.37) $(0.12) $(0.14) $0.03 Core net investment income2,3 $0.53 $0.47 $0.46 $0.50 $0.31 Distributions paid $0.405 $0.405 $0.405 $0.405 $0.405 Net asset value $8.32 $7.56 $9.93 $9.98 $10.08 (FYE March 31, $in millions) Q4-19 Q3-19 Q2-19 Q1-19 Q4-18 Total fair value of investments $537.4 $467.2 $560.0 $506.8 $482.6 Number of portfolio investments4 109 95 103 94 76 Note: Certain figures may not tie out to financial statements due to rounding. 1. Per share amounts based on weighted average shares outstanding for the respective quarter presented. 2. Refer to Appendix for reconciliation of GAAP net investment income to core net investment income. 3. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis. 4. Includes CLO debt, CLO equity, subordinated fee notes and other CLO equity related investments.

Summary Portfolio Highlights Portfolio Activity (FYE March 31, $in millions) Q4-19 Q3-19 Q2-19 Q1-19 Q4-18 New investments $145.4 $74.1 $157.6 $121.7 $136.0 Sales / Repayments1 89.3 72.0 91.0 75.9 86.9 Net investment activity $56.1 $2.1 $66.5 $45.8 $49.1 Investment Portfolio by Asset Type2 CLO equity3 Q4-19 98% Q3-19 98% Q2-19 98% Q1-19 98% Q4-18 97% CLO debt 2% 2% 2% 2% 3% Note: Certain figures may not tie out to financial statements due to rounding. 1. Includes warehouse equity repayments. 2. At fair value as of quarter end. 3. Includes warehouse equity, subordinated fee notes and other CLO equity related investments.

# CLO Equity & Warehouse Investment Highlights

| *(FYE March 31, $ in millions)* | Q4-19 | Q3-19 | Q2-19 | Q1-19 | Q4-18 |
|---|---|---|---|---|---|
| **CLO Equity** | | | | | |
| Cash income producing CLO equity at original cost[1] | $ 549.5 | $ 500.5 | $ 472.1 | $ 382.5 | $ 377.4 |
| Non-cash income producing CLO equity at original cost[1,2] | 104.5 | 74.9 | 97.4 | 109.8 | 102.6 |
| Total CLO Equity[1] | $ 653.9 | $ 575.4 | $ 569.5 | $ 492.3 | $ 480.0 |
| **Warehouse** | | | | | |
| Non-cash income producing warehouse investments at original cost[1,2] | $ - | $ 21.9 | $ 24.3 | $ 45.4 | $ 27.5 |
| Total warehouse investments[1] | $ - | $ 21.9 | $ 24.3 | $ 45.4 | $ 27.5 |

*($ in millions)*

**CLO Equity**

## Breakdown of Non-cash Income Producing CLO Equity as of March 31, 2019[1,2]

| | |
|---|---|
| CLO Equity expected to make initial distribution by 6-30-19 at original cost | $ 65.3 |
| CLO Equity expected to make initial distribution by 9-30-19 at original cost | - |
| CLO Equity expected to make initial distribution by 12-31-19 at original cost | 39.2 |
| Total non-cash income producing CLO equity at original cost | $ 104.5 |

Note: Certain figures may not tie out to financial statements due to rounding.

1. This number represents total dollar value (at original cost) of those assets held at quarter end. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) and warehouse financing which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.

5

OXLC

# CLO Portfolio Summary

*As of March 31, 2019*

| CLO Equity Positions | CLO Vintage Year[1] | Tranche Type | Non-Call Period End* | Reinvestment Period End* | AAA Spread (L+)* | Junior Tranche Overcollateralization Cushion* | Interest Diversion Overcollateralization Cushion* | Weighted Average Portfolio Spread* | Weighted Average Rating Factor* | Diversity Score* | Weighted Average Portfolio Life (Years)* |
|---|---|---|---|---|---|---|---|---|---|---|---|
| CLO Equity Position #1 | 2013 | CLO Equity | Callable | July-17 | 0.82% | 4.64% | NA | 3.06% | 2965 | 43 | 3.84 |
| CLO Equity Position #2 | 2014 | CLO Equity | Callable | April-18 | 0.73% | 4.54% | 1.03% | 2.93% | 2812 | NA | 3.17 |
| CLO Equity Position #3 | 2014 | CLO Equity | Callable | July-18 | 0.69% | 2.72% | NA | 3.24% | 3008 | 62 | 3.99 |
| CLO Equity Position #4 | 2014 | CLO Equity | Callable | July-18 | 0.92% | 3.95% | 4.19% | 3.51% | 3240 | 47 | 3.83 |
| CLO Equity Position #5 | 2014 | CLO Equity | Callable | October-18 | 1.22% | 3.96% | NA | 3.33% | 2913 | 62 | 3.81 |
| CLO Equity Position #6 | 2014 | CLO Equity | Callable | October-18 | 0.90% | 5.12% | 2.94% | 3.45% | 2860 | 60 | 3.78 |
| CLO Equity Position #7 | 2014 | CLO Equity | Callable | January-19 | 1.27% | 3.32% | 1.26% | 4.05% | 2935 | NA | 4.37 |
| CLO Equity Position #8 | 2014 | CLO Equity | Callable | January-19 | 1.19% | 4.95% | 2.36% | 3.50% | 2996 | 68 | 4.35 |
| CLO Equity Position #9 | 2015 | CLO Equity | Callable | April-19 | 0.82% | 3.83% | 2.11% | 3.95% | 2795 | 114 | 4.83 |
| CLO Equity Position #10 | 2015 | CLO Equity | Callable | April-19 | 0.92% | 4.11% | -0.04% | 3.68% | 2792 | 75 | 4.22 |
| CLO Equity Position #11 | 2015 | CLO Equity | Callable | July-19 | 0.88% | 3.11% | 2.20% | 3.86% | 2783 | 115 | 4.84 |
| CLO Equity Position #12 | 2015 | CLO Equity | Callable | July-19 | 0.83% | 2.08% | 1.53% | 3.23% | 2866 | 81 | 4.65 |
| CLO Equity Position #13 | 2015 | CLO Equity | Callable | October-19 | 0.91% | 4.26% | 3.07% | 3.93% | 2856 | 86 | 4.82 |
| CLO Equity Position #14 | 2015 | CLO Equity | Callable | January-20 | 0.83% | 3.63% | 4.45% | 3.42% | 2714 | 76 | 4.95 |
| CLO Equity Position #15 | 2015 | CLO Equity | Callable | January-21 | 1.55% | 4.10% | 3.46% | 3.41% | 2751 | 82 | 4.98 |
| CLO Equity Position #16 | 2013 | CLO Equity | Callable | July-19 | 1.30% | 4.47% | 1.05% | 3.93% | 2863 | NA | 4.42 |
| CLO Equity Position #17 | 2013 | CLO Equity | Callable | July-21 | 1.16% | 3.59% | 2.64% | 3.55% | 2864 | 73 | 4.90 |
| CLO Equity Position #18 | 2013 | CLO Equity | Callable | October-20 | 1.52% | 1.99% | 0.43% | 3.76% | 2796 | 113 | 4.83 |
| CLO Equity Position #19 | 2013 | CLO Equity | Callable | June-19 | 0.85% | 6.80% | 0.54% | 3.33% | 2901 | 77 | 4.67 |
| CLO Equity Position #20 | 2018 | CLO Equity | Callable | January-21 | 0.99% | 3.57% | 3.14% | 3.73% | NA | NA | 5.15 |
| CLO Equity Position #21 | 2013 | CLO Equity | Callable | January-21 | 0.89% | 4.15% | 3.98% | 3.45% | 2911 | NA | 4.82 |
| CLO Equity Position #22 | 2016 | CLO Equity | Callable | October-21 | 1.41% | 3.84% | 3.34% | 3.49% | 2987 | 75 | 5.01 |
| CLO Equity Position #23 | 2016 | CLO Equity | Callable | April-21 | 1.58% | 5.06% | 3.64% | 3.61% | 2759 | 60 | 5.26 |
| CLO Equity Position #24 | 2013 | CLO Equity | Callable | January-21 | 1.55% | 4.68% | 2.82% | 3.41% | 2813 | 84 | 4.94 |
| CLO Equity Position #25 | 2016 | CLO Equity | Callable | July-20 | 1.14% | 0.14% | 3.86% | 3.61% | 2817 | 71 | 4.93 |
| CLO Equity Position #26 | 2017 | CLO Equity | April-19 | April-22 | 1.22% | 4.56% | NA | 3.44% | 3008 | 80 | 4.99 |
| CLO Equity Position #27 | 2015 | CLO Equity | April-19 | April-21 | 1.25% | 4.89% | 2.65% | 3.64% | 2820 | 70 | 5.13 |
| CLO Equity Position #28 | 2013 | CLO Equity | April-19 | April-21 | 1.34% | 2.00% | 3.09% | 3.46% | 2771 | 70 | 5.16 |
| CLO Equity Position #29 | 2014 | CLO Equity | April-19 | April-20 | 0.88% | 1.43% | 2.83% | 3.79% | 2801 | 116 | 4.88 |
| CLO Equity Position #30 | 2018 | CLO Equity | April-19 | April-21 | 0.95% | 5.19% | 3.79% | 4.10% | 2825 | 90 | 5.14 |
| CLO Equity Position #31 | 2017 | CLO Equity | April-19 | April-21 | 1.34% | 2.26% | 3.58% | 3.51% | 2822 | 80 | 5.20 |
| CLO Equity Position #32 | 2017 | CLO Equity | April-19 | October-21 | 1.33% | 4.60% | 3.95% | 3.42% | 2914 | 77 | 5.05 |
| CLO Equity Position #33 | 2017 | CLO Equity | April-19 | April-22 | 1.18% | 3.99% | 3.65% | 3.57% | 2914 | 73 | 5.16 |
| CLO Equity Position #34 | 2017 | CLO Equity | May-19 | May-22 | 1.25% | 1.62% | 3.29% | 3.32% | 2856 | 75 | 5.00 |
| CLO Equity Position #35 | 2014 | CLO Equity | June-19 | October-18 | 0.80% | 0.02% | 0.01% | 3.17% | 2722 | 61 | 3.85 |
| CLO Equity Position #36 | 2016 | CLO Equity | July-19 | July-20 | 0.90% | 4.07% | 3.53% | 3.50% | 2942 | 60 | 4.93 |
| CLO Equity Position #37 | 2016 | CLO Equity | July-19 | January-22 | 1.42% | 2.19% | 3.89% | 3.35% | 2853 | 77 | 4.90 |
| CLO Equity Position #38 | 2015 | CLO Equity | July-19 | July-21 | 1.31% | 3.25% | 2.43% | 3.40% | 2936 | NA | 4.85 |
| CLO Equity Position #39 | 2018 | CLO Equity | July-19 | April-21 | 0.75% | 4.10% | 4.06% | 3.44% | 2911 | 77 | 5.29 |
| CLO Equity Position #40 | 2016 | CLO Equity | July-19 | July-20 | 1.75% | 4.77% | 4.39% | 3.58% | 2829 | 77 | 4.63 |
| CLO Equity Position #41 | 2014 | CLO Equity | July-19 | July-20 | 1.04% | 2.03% | 4.76% | 3.55% | 2812 | 69 | 5.07 |
| CLO Equity Position #42 | 2017 | CLO Equity | July-19 | July-22 | 1.21% | 4.30% | 4.17% | 3.24% | 2755 | 98 | 5.13 |
| CLO Equity Position #43 | 2013 | CLO Equity | July-19 | July-21 | 1.25% | 5.77% | 2.76% | 3.44% | 2841 | 89 | 4.88 |
| CLO Equity Position #44 | 2017 | CLO Equity | July-19 | July-21 | 1.30% | 4.98% | 3.86% | 3.67% | 2925 | 72 | 4.89 |
| CLO Equity Position #45 | 2013 | CLO Equity | July-19 | July-21 | 1.32% | 5.64% | 1.47% | 3.69% | 2814 | 79 | 4.91 |
| CLO Equity Position #46 | 2016 | CLO Equity | July-19 | July-20 | 1.00% | 4.14% | 3.26% | 3.74% | 3308 | 63 | 5.18 |
| CLO Equity Position #47 | 2013 | CLO Equity | July-19 | July-22 | 1.08% | 4.90% | 3.57% | 3.43% | 3015 | 83 | 4.96 |
| CLO Equity Position #48 | 2013 | CLO Equity | August-19 | August-21 | 1.25% | 4.34% | 0.99% | 3.87% | 2794 | 111 | 4.70 |
| CLO Equity Position #49 | 2015 | CLO Equity | September-19 | July-20 | 1.08% | 3.76% | 2.16% | 3.45% | 2813 | 83 | 4.87 |
| CLO Equity Position #50 | 2015 | CLO Equity | October-19 | October-22 | 1.17% | 3.51% | 3.90% | 3.44% | 2977 | 83 | 4.99 |

1. Year in which the deal was issued.
*Source: As reported by Intex.

6

OXLC

# CLO Portfolio Summary (Continued)

| | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| CLO Equity Position #51 | 2014 | CLO Equity | October-19 | October-22 | 1.20% | 4.44% | 2.25% | 3.40% | 2909 | 63 | 4.88 |
| CLO Equity Position #52 | 2017 | CLO Equity | October-19 | October-22 | 1.20% | 5.17% | 3.87% | 3.31% | 2814 | 96 | 5.15 |
| CLO Equity Position #53 | 2016 | CLO Equity | October-19 | October-20 | 1.17% | 4.75% | 3.87% | 4.11% | 3071 | 74 | 4.98 |
| CLO Equity Position #54 | 2013 | CLO Equity | October-19 | October-21 | 1.53% | 4.36% | 1.22% | 4.50% | 3662 | 59 | 4.12 |
| CLO Equity Position #55 | 2016 | CLO Equity | October-19 | October-20 | 1.14% | 4.13% | 3.45% | 3.74% | 3014 | 78 | 4.87 |
| CLO Equity Position #56 | 2013 | CLO Equity | October-19 | October-22 | 1.19% | 3.26% | 1.69% | 3.32% | 2988 | NA | 4.98 |
| CLO Equity Position #57 | 2013 | CLO Equity | November-19 | November-22 | 1.20% | 4.01% | 2.51% | 3.37% | 2853 | 93 | 4.71 |
| CLO Equity Position #58 | 2017 | CLO Equity | November-19 | November-22 | 1.15% | 4.58% | 4.64% | 3.45% | 2778 | 80 | 5.42 |
| CLO Equity Position #59 | 2018 | CLO Equity | January-20 | January-23 | 1.21% | 0.94% | 4.27% | 3.60% | 2668 | 74 | 5.15 |
| CLO Equity Position #60 | 2013 | CLO Equity | January-20 | January-22 | 1.24% | 1.55% | 2.22% | 4.03% | 2816 | NA | 4.38 |
| CLO Equity Position #61 | 2014 | CLO Equity | January-20 | January-23 | 1.11% | 4.95% | 4.16% | 3.46% | 2867 | 86 | 4.91 |
| CLO Equity Position #62 | 2015 | CLO Equity | January-20 | January-23 | 1.07% | 4.09% | 4.23% | 3.34% | 2732 | 61 | 5.20 |
| CLO Equity Position #63 | 2017 | CLO Equity | January-20 | January-23 | 1.19% | 4.78% | 4.28% | 3.68% | 2662 | 74 | 5.48 |
| CLO Equity Position #64 | 2018 | CLO Equity | January-20 | January-22 | 1.19% | 1.97% | 3.14% | 3.86% | 2862 | 82 | 5.15 |
| CLO Equity Position #65 | 2014 | CLO Equity | January-20 | January-23 | 1.07% | 5.00% | 4.00% | 3.55% | 2715 | 84 | 5.19 |
| CLO Equity Position #66 | 2018 | CLO Equity | February-20 | February-21 | 1.70% | 4.97% | 2.92% | 6.23% | 4812 | 51 | 3.52 |
| CLO Equity Position #67 | 2018 | CLO Equity | April-20 | April-23 | 1.00% | 4.96% | 3.57% | 3.42% | 2919 | 75 | 4.98 |
| CLO Equity Position #68 | 2016 | CLO Equity | April-20 | October-21 | 1.09% | 4.87% | 2.51% | 3.38% | 2983 | 80 | 5.05 |
| CLO Equity Position #69 | 2018 | CLO Equity | April-20 | April-23 | 0.98% | 3.43% | 4.45% | 3.51% | 2954 | 82 | 4.87 |
| CLO Equity Position #70 | 2012 | CLO Equity | April-20 | April-23 | 1.01% | 4.01% | 2.94% | 3.31% | 2697 | 95 | 4.49 |
| CLO Equity Position #71 | 2016 | CLO Equity | June-20 | June-23 | 1.12% | 4.04% | 3.98% | 3.64% | 2661 | 76 | 4.86 |
| CLO Equity Position #72 | 2018 | CLO Equity | July-20 | April-23 | 1.03% | 4.07% | 3.73% | 3.63% | 2611 | 79 | 5.29 |
| CLO Equity Position #73 | 2014 | CLO Equity | July-20 | July-23 | 1.15% | 4.48% | 3.44% | 3.41% | 2977 | 5 | 4.61 |
| CLO Equity Position #74 | 2016 | CLO Equity | July-20 | July-23 | 1.09% | 5.39% | 3.10% | 3.56% | 2640 | 82 | 5.24 |
| CLO Equity Position #75 | 2018 | CLO Equity | July-20 | July-23 | 1.15% | 4.06% | 4.12% | 3.69% | 2604 | 71 | 5.43 |
| CLO Equity Position #76 | 2018 | CLO Equity | July-20 | July-23 | 1.17% | 4.07% | 3.60% | 3.42% | 2921 | 79 | 5.07 |
| CLO Equity Position #77 | 2018 | CLO Equity | July-20 | July-23 | 1.14% | 3.18% | 3.62% | 3.94% | 2678 | 100 | 5.54 |
| CLO Equity Position #78 | 2018 | CLO Equity | July-20 | July-23 | 1.07% | 4.73% | 3.35% | 3.80% | 2687 | 102 | 5.22 |
| CLO Equity Position #79 | 2018 | CLO Equity | July-20 | July-23 | 1.07% | 0.91% | 3.46% | 4.13% | 2625 | 76 | 5.36 |
| CLO Equity Position #80 | 2018 | CLO Equity | July-20 | July-23 | 1.09% | 4.28% | 3.78% | 3.61% | 2727 | 80 | 5.59 |
| CLO Equity Position #81 | 2018 | CLO Equity | July-20 | July-23 | 1.10% | 4.14% | 3.73% | 3.63% | 2813 | NA | 5.64 |
| CLO Equity Position #82 | 2018 | CLO Equity | July-20 | July-23 | 1.20% | 4.79% | 3.24% | 4.11% | 2766 | 91 | 5.31 |
| CLO Equity Position #83 | 2014 | CLO Equity | October-20 | October-21 | 1.17% | 3.82% | 2.76% | 3.42% | 2844 | 80 | 4.70 |
| CLO Equity Position #84 | 2018 | CLO Equity | October-20 | October-23 | 1.14% | 3.36% | 3.78% | 3.42% | 2765 | 78 | 5.38 |
| CLO Equity Position #85 | 2018 | CLO Equity | October-20 | October-23 | 1.15% | 4.09% | 3.59% | 3.50% | 2643 | NA | 5.73 |
| CLO Equity Position #86 | 2018 | CLO Equity | October-20 | October-23 | 1.25% | 4.95% | 3.04% | 3.66% | 2619 | 73 | 5.05 |
| CLO Equity Position #87 | 2015 | CLO Equity | October-20 | October-23 | 1.25% | 4.62% | 3.13% | 3.54% | 2573 | 77 | 4.86 |
| CLO Equity Position #88 | 2014 | CLO Equity | October-20 | October-23 | 1.21% | 4.66% | 3.80% | 3.53% | 2926 | 81 | 4.56 |
| CLO Equity Position #89 | 2018 | CLO Equity | October-20 | October-23 | 1.18% | 4.20% | 3.54% | 3.60% | 2793 | NA | 5.37 |
| CLO Equity Position #90 | 2014 | CLO Equity | November-20 | November-23 | 1.18% | 4.11% | 3.46% | 3.47% | 2682 | 79 | 4.71 |
| CLO Equity Position #91 | 2019 | CLO Equity | April-21 | April-24 | 1.33% | 4.64% | 4.23% | NA | NA | NA | NA |
| ***Subtotal (Fair Value)*** | ***$523,307,674*** | | | ***December-21[2]*** | ***1.14%[2]*** | ***3.90%[2]*** | ***3.41%[2]*** | ***3.62%[2]*** | ***2842[2,3]*** | ***79[2]*** | ***4.98[2]*** |

| CLO Debt Positions | CLO Vintage Year[1] | Tranche Type | Non-Call Period End* | Reinvestment Period End* | AAA Spread (L+)* | Junior Tranche Overcollateralization Cushion* | Reinvestment Overcollateralization Cushion* | Weighted Average Portfolio Spread* | Weighted Average Rating Factor* | Diversity Score* | Weighted Average Portfolio Life (Years)* |
|---|---|---|---|---|---|---|---|---|---|---|---|
| CLO Debt Position #1 | 2013 | CLO Debt | Callable | July-17 | 0.67% | 4.64% | NA | 3.06% | 2965 | 43 | 3.84 |
| CLO Debt Position #2 | 2013 | CLO Debt | April-19 | April-21 | 1.34% | 2.00% | 3.09% | 3.46% | 2771 | 70 | 5.16 |
| CLO Debt Position #3 | 2016 | CLO Debt | April-20 | October-21 | 1.11% | 4.87% | 3.57% | 3.38% | 2983 | 80 | 5.05 |
| CLO Debt Position #4 | 2018 | CLO Debt | January-20 | January-23 | 1.14% | 4.50% | 4.20% | 3.49% | 2849 | 78 | 5.05 |
| ***Subtotal (Fair Value)*** | ***$10,748,569*** | | | ***April-19[2]*** | ***0.85%[2]*** | ***4.48%[2]*** | ***3.87%[2]*** | ***3.20%[2]*** | ***2930[2,3]*** | ***55[2]*** | ***4.28[2]*** |
| **Total (Fair Value)** | **$534,056,243[4]** | | | ***November-21[2]*** | | | | | | | |

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor (WARF) Score of 2842 and 2930, for OXLC's CLO equity and debt tranche positions respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

7

OXLC

CLO Collateral Characteristics* 3/31/2019 12/31/2018 Number of Collateral Obligations1 2,108 2,064 Number of Obligors2 1,592 1,568 Top 10 Collateral Obligation Positions as% of Total Collateral3 4.03% 4.40% Collateral Weighted Average Price3 97.06% 95.79% Largest Individual Obligor Exposure3 0.90% 0.79% Average Individual Obligor Exposure3 0.06% 0.06% Note: Excludes subordinated fee notes and other CLO equity related investments. 1. Represents the total number of collateral loan investments among all of OXLC’s CLO investments. 2. Represents the total number of unique Obligors among all of OXLC’s CLO investments. 3. These figures are calculated based on OXLC’s percentage interest in each CLO vehicle on a weighted average par basis. * Source: As reported by Intex.

CLO Portfolio Metrics 3/31/2019 12/31/2018 Weighted average yield of CLO debt investments at current cost1 11.7% 11.2% Weighted average effective yield of CLO equity investments at current cost 15.7% 15.8% Weighted average effective yield of total investments at current cost 15.6% 15.7% Weighted average cash distribution yield of CLO debt at current cost2 9.3% 9.5% Weighted average cash distribution yield of CLO equity at current cost2 20.3% 19.8% Weighted average cash distribution yield of total cash income producing investments at current cost 2 20.1% 19.6% 1. Includes non-cash amortization of OID. 2. Cash income producing investments represent those CLO debt and equity investments (excluding warehouses) which made a distribution payment to OXLC for the quarters ending 3/31/19 and 12/31/18, respectively. At current cost, OXLC had ~$131.4 million and ~$81.4 million of CLO equity investments which were non-cash income producing for the quarters ending 3/31/19 and 12/31/18, respectively, but are all projected to be cash income producing and make their inaugural distribution payment no later than the quarter ending 12/31/19. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 3/31/19 and 12/31/18, respectively.

# Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.9%[1] of combined investments

| Top 30 Moody's Industry Exposure[1] | |
|---|---|
| 1. Healthcare & Pharmaceuticals | 9.8% |
| 2. High Tech Industries | 9.0% |
| 3. Services: Business | 8.3% |
| 4. Banking, Finance, Insurance & Real Estate | 7.7% |
| 5. Telecommunications | 5.7% |
| 6. Hotel, Gaming & Leisure | 5.5% |
| 7. Media: Broadcasting & Subscription | 4.7% |
| 8. Retail | 4.4% |
| 9. Chemicals, Plastics & Rubber | 4.4% |
| 10. Beverage, Food & Tobacco | 3.8% |
| 11. Construction & Building | 3.2% |
| 12. Services: Consumer | 3.2% |
| 13. Utilities: Electric | 2.9% |
| 14. Energy: Oil & Gas | 2.6% |
| 15. Capital Equipment | 2.6% |

| Top 30 Moody's Industry Exposure[1] | |
|---|---|
| 16. Aerospace and Defense | 2.5% |
| 17. Automotive | 2.5% |
| 18. Consumer goods: Non-durable | 2.2% |
| 19. Media: Advertising, Printing & Publishing | 2.1% |
| 20. Consumer goods: Durable | 2.0% |
| 21. Containers, Packaging & Glass | 2.0% |
| 22. Transportation: Consumer | 1.7% |
| 23. Media: Diversified & Production | 1.7% |
| 24. Metals & Mining | 1.5% |
| 25. Transportation: Cargo | 1.5% |
| 26. Environmental Industries | 0.9% |
| 27. Energy: Electricity | 0.8% |
| 28. Utilities: Oil and Gas | 0.7% |
| 29. Wholesale | 0.3% |
| 30. Forest Products & Paper | 0.2% |
| **Total** | **99.9%** |

1. Exposures are determined by calculating the aggregate principal balance of the underlying corporate debt collateral held by OXLC's CLO investments within the Moody's industries indicated and dividing by the aggregate principal balance of all of the CLO vehicles' underlying corporate debt collateral (excluding cash) on a weighted average basis for OXLC's investments in each of those CLO vehicles. Weighted average exposures are as of March 31, 2019 and exclude recent CLO investments with missing or incomplete industry data, subordinated fee notes and other CLO equity related investments. All figures subject to rounding.

* Source: As reported by Intex.

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Capital Structure Overview 3/31/2019 Divide nd / Interest Rate Call Date Maturity Series 2023 Term Preferred Stock (OXLCO) $90,400,025 7.50% Callable 6/30/2023 Series 2024 Term Preferred Stock (OXLCM) 68,235,375 6.75% 6/30/2020 6/30/2024 Master Repurchase Agreement 42,493,500 L + 3.15%1 Callable 7/2/2019 Total Preferred Stock and Debt $201,128,900 Total Equity $353,832,090 Preferred Stock and Debt-to-Equity 0.57:1 Note: Certain figures may not tie out to financial statements due to rounding. 1. Based on 3-month USD LIBOR.

APPENDIX

# Investment Portfolio Composition – CLO Debt

| Company | Investment | Manager | Fair Value | % of Total[1,2] |
|---|---|---|---|---|
| ARES XL CLO Fund Class ER Notes | Class ER | Ares Management | $ 925,600 | 0.2% |
| Longfellow Place Class FRR Notes | Class FRR | NewStar Financial | $ 621,938 | 0.1% |
| Mountain Hawk II CLO Class E Notes | Class E | Western Asset Management | 6,880,000 | 1.3% |
| OZLM XXII Class E Notes | Class E | Och-Ziff Loan Management | 2,321,031 | 0.4% |
| **Total Collateralized Loan Obligation - Debt Investments** | | | **$ 10,748,569** | **2.0%** |

1. Based on percentage of total fair value of investments as of 3/31/19.
2. Certain percentages may not tie out to financial statements due to rounding.

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# Investment Portfolio Composition – CLO Equity[1]

| Company | Manager | Fair Value | % of Total[2,3] |
|---|---|---|---|
| ALM XVII, Ltd. | Apollo Global Management | $ 3,710,460 | 0.7% |
| AMMC CLO XI, Ltd. | American Money Management | $ 1,113,000 | 0.2% |
| AMMC CLO XII, Ltd. | American Money Management | $ 4,800,000 | 0.9% |
| Anchorage Capital CLO 5-R, Ltd. | Anchorage Capital Group | $ 3,343,773 | 0.6% |
| Anchorage Capital CLO 8, Ltd. | Anchorage Capital Group | $ 4,920,000 | 0.9% |
| Apex Credit CLO 2015-II, Ltd. | Jefferies Finance | $ 3,794,630 | 0.7% |
| Apex Credit CLO 2018 Ltd. | Jefferies Finance | $ 7,504,548 | 1.4% |
| Arch Street CLO, Ltd. | NewStar Financial | $ 2,070,000 | 0.4% |
| Ares XXVII CLO, Ltd. | Ares Management | $ 7,763,237 | 1.4% |
| Ares XXXVII CLO Ltd. | Ares Management | $ 11,445,095 | 2.1% |
| Ares XL CLO Ltd. | Ares Management | $ 6,149,767 | 1.1% |
| Ares XLIII CLO Ltd. | Ares Management | $ 1,965,610 | 0.4% |
| Atlas Senior Loan Fund XII, Ltd. | Crescent Capital Group | $ 1,170,000 | 0.2% |
| Battalion CLO VI | Brigade Capital Management | $ 300,000 | 0.1% |
| Battalion CLO VII Ltd. | Brigade Capital Management | $ 11,836,000 | 2.2% |
| Benefit Street Partners CLO III Ltd. | Benefit Street Partners | $ 2,250,000 | 0.4% |
| Benefit Street Partners CLO V | Benefit Street Partners | $ 460,000 | 0.1% |
| BlueMountain CLO 2013-2, Ltd. | BlueMountain Capital Management | $ 1,993,320 | 0.4% |
| B&M CLO 2014-1 LTD | Bradford & Marzec | $ 420,000 | 0.1% |
| Bristol Park CLO, Ltd. | GSO/Blackstone Debt Funds Management | $ 5,500,000 | 1.0% |
| Canyon Capital CLO 2015-1, Ltd. | Canyon Capital Advisors | $ 5,200,000 | 1.0% |
| Carlyle Global Market Strategies CLO 2013-2, Ltd. | Carlyle Group | $ 10,333,375 | 1.9% |
| Carlyle Global Market Strategies CLO 2014-5, Ltd. | Carlyle Group | $ 3,410,000 | 0.6% |
| Cathedral Lake CLO 2013, Ltd. | Carlson Capital | $ 2,603,500 | 0.5% |
| Cathedral Lake II, Ltd. | Carlson Capital | $ 4,745,637 | 0.9% |
| CIFC Funding 2013-III-R, Ltd. | CIFC Asset Management | $ 2,352,000 | 0.4% |
| CIFC Funding 2014, Ltd. | CIFC Asset Management | $ 2,940,000 | 0.5% |
| CIFC Funding 2014-III, Ltd. | CIFC Asset Management | $ 7,560,000 | 1.4% |
| Dryden 49 Senior Loan Fund | Prudential Financial (Pramerica) | $ 4,176,250 | 0.8% |
| Dryden 54 Senior Loan Fund | Prudential Financial (Pramerica) | $ 1,750,000 | 0.3% |
| Ellington CLO II, Ltd. | Ellington Management Group | $ 3,200,000 | 0.6% |
| Figueroa CLO 2013-2, Ltd. | TCW Asset Management | $ 3,995,000 | 0.7% |
| Flatiron CLO 17 Ltd. | New York Life Investment Management | $ 1,566,125 | 0.3% |
| GoldenTree Loan Opportunities XI, Ltd. | Goldentree Asset Management | $ 2,250,000 | 0.4% |
| Golub Capital Partners CLO 35(B), Ltd. | Golub Capital | $ 8,378,000 | 1.6% |
| Halcyon Loan Advisors Funding 2015-1 Ltd. | Halcyon Asset Management | $ 2,100,000 | 0.4% |
| Halcyon Loan Advisors Funding 2018-1 Ltd. | Halcyon Asset Management. | $ 9,675,000 | 1.8% |
| Hull Street CLO Ltd. | Feingold O'Keeffe Capital | $ 1,950,000 | 0.4% |
| ICG US CLO 2016-1, Ltd. | ICG Debt Advisors | $ 3,490,300 | 0.6% |
| Ivy Hill Middle Market Credit Fund VII, Ltd. | Ivy Hill Asset Management | $ 3,213,869 | 0.6% |
| Jamestown CLO IV, Ltd. | Investcorp Credit Management | $ 1,105,857 | 0.2% |
| Jamestown CLO VII, Ltd. | Investcorp Credit Management | $ 1,540,000 | 0.3% |
| Longfellow Place CLO, Ltd. | NewStar Financial | $ 4,973,600 | 0.9% |
| Madison Park Funding XI, Ltd. | Credit Suisse First Boston | $ 606,053 | 0.1% |
| Madison Park Funding XV, Ltd. | Credit Suisse First Boston | $ 4,270,000 | 0.8% |
| Madison Park Funding XXIV, Ltd. | Credit Suisse First Boston | $ 2,623,031 | 0.5% |
| Madison Park Funding XXV, Ltd. | Credit Suisse First Boston | $ 1,053,000 | 0.2% |
| Madison Park Funding XXIX, Ltd. | Credit Suisse First Boston | $ 15,300,000 | 2.8% |

1. Includes subordinated fee notes, warehouse equity and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 3/31/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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# Investment Portfolio Composition – CLO Equity[1] (Continued)

| Company | Manager | Fair Value | % of Total[2,3] |
|---|---|---|---|
| Madison Park Funding XXX, Ltd. | Credit Suisse First Boston | 17,116,035 | 3.2% |
| Madison Park Fund XLI, Ltd. | Credit Suisse First Boston | 25,376,625 | 4.7% |
| MidOcean Credit CLO VI | MidOcean Credit Fund Management | 15,561,000 | 2.9% |
| Mountain Hawk II CLO, Ltd. | Western Asset Management | 1,283,500 | 0.2% |
| Mountain View CLO 2014-1 Ltd. | Seix Advisors | 1,885,075 | 0.4% |
| Mountain View CLO 2017-2 Ltd. | Seix Advisors | 1,120,000 | 0.2% |
| Ocean Trails CLO VI | Five Arrows Managers | 2,518,438 | 0.5% |
| Octagon Investment Partners XXII, Ltd. | Octagon Credit Investors | 1,996,313 | 0.4% |
| Octagon Investment Partners 27, Ltd. | Octagon Credit Investors | 3,182,172 | 0.6% |
| Octagon Investment Partners 33, Ltd. | Octagon Credit Investors | 8,700,000 | 1.6% |
| Octagon Investment Partners 38, Ltd. | Octagon Credit Investors | 4,400,000 | 0.8% |
| Octagon Investment Partners 39, Ltd. | Octagon Credit Investors | 9,152,000 | 1.7% |
| Octagon Investment Partners 40, Ltd. | Octagon Credit Investors | 39,193,403 | 7.3% |
| Octagon Loan Funding, Ltd. | Octagon Credit Investors | 1,046,970 | 0.2% |
| OFSI Fund VII, Ltd. | Orchard First Source Asset Management | 10,670,800 | 2.0% |
| OFSI Fund IX, Ltd. | Orchard First Source Asset Management | 9,758,000 | 1.8% |
| OZLM VIII, Ltd. | Och-Ziff Loan Management | 3,400,000 | 0.6% |
| OZLM XIII, Ltd. | Och-Ziff Loan Management | 3,360,000 | 0.6% |
| OZLM XIV, Ltd. | Och-Ziff Loan Management | 5,830,609 | 1.1% |
| OZLM Funding III, Ltd. | Och-Ziff Loan Management | 5,640,000 | 1.0% |
| Regatta III Funding | Napier Park Global Capital | 112,500 | 0.0% |
| Shackleton 2013-IV-R CLO, Ltd. | Alcentra | 12,500,846 | 2.3% |
| Shackleton 2015-VII CLO, Ltd. | Alcentra | 7,674,657 | 1.4% |
| Shackleton 2017-X CLO, Ltd. | Alcentra | 6,400,000 | 1.2% |
| Sound Point CLO VI, Ltd. | Sound Point Capital Management | 3,803,888 | 0.7% |
| Steele Creek CLO 2016-1, Ltd. | Steele Creek Investment Management | 3,320,000 | 0.6% |
| Telos CLO 2013-3, Ltd. | Telos Asset Management | 5,302,918 | 1.0% |
| Telos CLO 2013-4, Ltd. | Telos Asset Management | 5,914,465 | 1.1% |
| Telos CLO 2014-6, Ltd. | Telos Asset Management | 8,673,254 | 1.6% |
| Tralee CLO II, Ltd. | Par-Four Investment Management | 2,142,000 | 0.4% |
| Tralee CLO IV, Ltd. | Par-Four Investment Management | 10,350,600 | 1.9% |
| Trinitas CLO VIII, Ltd. | Triumph Capital Advisors | 630,000 | 0.1% |
| Venture XIV CLO, Ltd. | MJX Asset Management | 3,547,500 | 0.7% |
| Venture XV CLO, Ltd. | MJX Asset Management | 2,990,000 | 0.6% |
| Venture XVII CLO, Ltd. | MJX Asset Management | 8,656,011 | 1.6% |
| Venture XX CLO, Ltd. | MJX Asset Management | 3,420,000 | 0.6% |
| Venture XXI CLO, Ltd. | MJX Asset Management | 15,631,000 | 2.9% |
| Venture 32 CLO, Ltd. | MJX Asset Management | 3,167,500 | 0.6% |
| Venture 33 CLO, Ltd. | MJX Asset Management | 11,169,250 | 2.1% |
| Vibrant CLO III, Ltd. | DFG Investment Advisers | 3,650,000 | 0.7% |
| Wellfleet CLO 2016-2, Ltd. | Wellfleet Credit Partners | 7,200,000 | 1.3% |
| West CLO 2014-1, Ltd. | Allianz Global Investors | 1,380,000 | 0.3% |
| Wind River 2017-1 CLO Ltd. | THL Credit Advisors | 7,680,000 | 1.4% |
| Wind River 2017-4 CLO Ltd. | THL Credit Advisors | 7,298,000 | 1.4% |
| Zais CLO 8, Limited | ZAIS Group | 2,490,000 | 0.5% |
| Zais CLO 9, Limited | ZAIS Group | 9,095,000 | 1.7% |
| Other CLO equity related investments | | 2,511,980 | 0.5% |
| **Total Collateralized Loan Obligation - Equity Investments** | | **$526,692,154** | **98.0%** |

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 3/31/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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# Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. Therefore, Core NII may provide a better indication of our estimated taxable income for a reporting period than GAAP NII; we can offer no assurance that will be the case, however, as the ultimate tax character of our earnings cannot be determined until after tax returns are prepared at the close of a fiscal year. We note that this non-GAAP measure may not serve as a useful indicator of taxable earnings, particularly during periods of market disruption and volatility, and, as such, our taxable income may differ materially from our Core NII.

| | For the three months ended | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|
| | 3/31/2019 | | 12/31/2018 | | 9/30/2018 | | 6/30/2018 | | 3/31/2018 | |
| *($ in millions, except per share)* [1] | Amount | Per Share | Amount | Per Share | Amount | Per Share | Amount | Per Share | Amount | Per Share |
| GAAP Net investment income | $ 13.5 | $ 0.343 | $ 12.3 | $ 0.330 | $ 11.7 | $ 0.352 | $ 11.5 | $ 0.391 | $ 11.0 | $ 0.399 |
| CLO equity adjustments | 7.3 | $ 0.183 | 5.4 | $ 0.144 | 3.5 | $ 0.105 | 3.1 | $ 0.106 | (2.4) | $ (0.085) |
| Core net investment income | $ 20.8 | $ 0.526 | $ 17.7 | $ 0.474 | $ 15.2 | $ 0.457 | $ 14.6 | $ 0.497 | $ 8.6 | $ 0.314 |

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

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# Corporate Information

**Board of Directors**
Mark J. Ashenfelter - Chairman
David S. Shin
John Reardon
Jonathan H. Cohen
Saul B. Rosenthal

**Corporate Offices**
8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

**Corporate Website**
www.oxlc.com

**Fiscal Year End**
March 31

**Independent Audit Firm**
PricewaterhouseCoopers LLP

**Corporate Counsel**
Eversheds Sutherland (US) LLP

**Transfer Agent**
Computershare Trust Company, N.A
Tel: 1-877-498-8861
www.computershare.com

**Securities Listing and Equity Indices**
Common Stock:
"OXLC" - NasdaqGS
Preferred Stock:
"OXLCO" - NasdaqGS
"OXLCM" - NasdaqGS

**Executive Corporate Officers**

| | |
|---|---|
| Jonathan H. Cohen | Board Member and Chief Executive Officer |
| Saul B. Rosenthal | Board Member and President |
| Bruce L. Rubin | Chief Financial Officer |
| Jerry Cummins | Chief Compliance Officer |

**Investor Relations**
Bruce L. Rubin
Oxford Lane Capital Corp.
Tel: (203) 983-5280
ir@oxlc.com

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